Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE AUTOMATION ETF	Feb. 10, 2023
Fidelity Disruptive Automation ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(32.49%)
Since Inception	13.16%
Fidelity Disruptive Automation ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(32.49%)
Since Inception	12.91%
Fidelity Disruptive Automation ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(19.24%)
Since Inception	10.30%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]
IXXHX
Average Annual Return:
Past 1 year	(15.30%)
Since Inception	13.33%	[1]

[1]	A From April 16, 2020